Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended				6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2020	May 30, 2018
LIABILITIES AND STOCKHOLDERS' EQUITY
Warrant liability	$ 62,444,049				$ 62,444,049			$ 59,344,241	$ 71,676,615	$ 0		$ 28,537,364
Total liabilities	99,054,364				99,054,364			86,346,462	99,267,042	636		55,502,953
Class A common stock subject to possible redemption	750,000,000				750,000,000			750,000,000	750,000,000	0		750,000,000
Stockholders' equity:
Additional paid-in capital	0				0			0	0	2,988		0
Accumulated deficit	(96,939,822)				(96,939,822)			(84,874,616)	(97,953,505)	(636)		(53,763,804)
Total stockholders' equity/(deficit)	(96,937,948)	$ (88,269,282)	$ (42,035)	$ 4,364	(96,937,948)	$ (42,035)	$ 4,705	(84,872,742)	(97,951,631)	4,364	$ 4,705	(53,761,792)
STATEMENTS OF OPERATIONS
General and administrative expenses	(8,087,655)		(58,661)		(8,755,122)	(58,661)	(295)	(1,503,418)	(2,449,094)	(341)
Change in fair value of warrant liability	(968,221)		0		9,232,566	0	0	(30,806,877)	(43,139,251)	0	0
Net loss	(8,668,666)	9,682,349	(46,399)	0			(295)	(32,176,518)	(45,255,407)	(341)
STATEMENTS OF CASH FLOWS
Net loss	(8,668,666)	$ 9,682,349	(46,399)	$ 0			(295)	(32,176,518)	(45,255,407)	(341)
Change in fair value of warrant liability	968,221		$ 0		(9,232,566)	$ 0	$ 0	30,806,877	43,139,251	0	0
Issuance costs related to warrant liability								$ 1,075,021	1,075,021	0	$ 0
Common Class A [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Class A common stock subject to possible redemption									750,000,000
Stockholders' equity:
Common stock	$ 0				$ 0				$ 0	$ 0		0
Total stockholders' equity/(deficit)
STATEMENTS OF OPERATIONS
Net income (loss) per common share	$ (0.09)		$ 0		$ 0.01	$ 0	$ 0	$ (0.72)	$ (0.79)	$ 0
Common Class B [Member]
Stockholders' equity:
Common stock	$ 1,874				$ 1,874				$ 1,874	$ 2,012
STATEMENTS OF OPERATIONS
Net income (loss) per common share	$ (0.09)		$ 0.00		$ 0.01	$ 0.00	$ 0.00	$ (0.72)	$ (0.79)	$ 0.00
As Previously Reported [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Warrant liability								$ 0	$ 0			0
Total liabilities								27,002,221	27,590,427			26,965,589
Class A common stock subject to possible redemption								719,471,496	718,724,982			719,775,570
Stockholders' equity:
Additional paid-in capital								5,293,078	6,039,586			5,044,723
Accumulated deficit								(295,255)	(1,041,771)			(47,035)
Total stockholders' equity/(deficit)								5,000,003	5,000,002			5,000,002
STATEMENTS OF OPERATIONS
General and administrative expenses								(428,397)	(1,374,073)
Change in fair value of warrant liability								0	0
Net loss								(294,620)	(1,041,135)
STATEMENTS OF CASH FLOWS
Net loss								(294,620)	(1,041,135)
Change in fair value of warrant liability								0	0
Issuance costs related to warrant liability								0	0
As Previously Reported [Member] | Common Class A [Member]
Stockholders' equity:
Common stock								$ 306	$ 313			302
STATEMENTS OF OPERATIONS
Net income (loss) per common share								$ (0.01)	$ (0.02)
As Previously Reported [Member] | Common Class B [Member]
STATEMENTS OF OPERATIONS
Net income (loss) per common share								$ (0.01)	$ (0.02)
Restatement Adjustment [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Warrant liability								$ 59,344,241	$ 71,676,615			28,537,364
Total liabilities								59,344,241	71,676,615			28,537,364
Class A common stock subject to possible redemption								30,528,504	31,275,018			30,224,430
Stockholders' equity:
Additional paid-in capital								(5,293,078)	(6,039,586)			(5,044,723)
Accumulated deficit								(84,579,361)	(96,911,734)			(53,716,769)
Total stockholders' equity/(deficit)								(89,872,745)	(102,951,633)			(58,761,794)
STATEMENTS OF OPERATIONS
General and administrative expenses								(1,075,021)	(1,075,021)
Change in fair value of warrant liability								(30,806,877)	(43,139,251)
Net loss								(31,881,898)	(44,214,272)
STATEMENTS OF CASH FLOWS
Net loss								(31,881,898)	(44,214,272)
Change in fair value of warrant liability								30,806,877	43,139,251
Issuance costs related to warrant liability								1,075,021	1,075,021
Restatement Adjustment [Member] | Common Class A [Member]
Stockholders' equity:
Common stock								$ (306)	$ (313)			$ (302)
STATEMENTS OF OPERATIONS
Net income (loss) per common share								$ (0.71)	$ (0.77)
Restatement Adjustment [Member] | Common Class B [Member]
STATEMENTS OF OPERATIONS
Net income (loss) per common share								$ (0.71)	$ (0.77)